Shareholder Report, Holdings (Details)	Jun. 30, 2026
Class I
Holdings [Line Items]
Percent of Net Asset Value	22.03%
Percent of Total Investments	100.00%
Class I | Texas Capital Bancshares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Class I | Merchants Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Class I | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Class I | Tpg Operating Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Class I | Brookfield Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Class I | Federated Hermes Govt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Class I | Carlyle Finance Llc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Class I | Rithm Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Class I | United Parcel Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Class I | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Traditional Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	79.73%
Class I | Bonds And Corp Bond Trust Certs [Member]
Holdings [Line Items]
Percent of Total Investments	9.29%
Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	7.16%
Class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.09%
Class I | Reit Senior Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.73%
Class I
Holdings [Line Items]
Percent of Net Asset Value	26.59%
Percent of Total Investments	100.00%
Class I | Rayonier Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Class I | Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Class I | Prog Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Class I | Millrose Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Class I | Crane Nxt Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Class I | Marriott Vacations Worldwide Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Amrize Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Class I | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
Class I | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Class I | Amentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%
Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.38%
Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.38%
Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.21%
Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.14%
Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.63%
Class I | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.53%
Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.28%
Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.29%
Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.81%
Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
Class S
Holdings [Line Items]
Percent of Net Asset Value	26.59%
Percent of Total Investments	100.00%
Class S | Rayonier Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Class S | Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Class S | Prog Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Class S | Millrose Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Class S | Crane Nxt Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Class S | Marriott Vacations Worldwide Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class S | Amrize Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Class S | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
Class S | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Class S | Amentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%
Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.38%
Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.38%
Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.21%
Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.14%
Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.63%
Class S | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.53%
Class S | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.28%
Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.29%
Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.81%
Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
class I
Holdings [Line Items]
Percent of Net Asset Value	54.55%
Percent of Total Investments	100.00%
class I | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
class I | Jp Morgan Chase Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.38%
class I | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%
class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
class I | Eaton Corp Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
class I | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
class I | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
class I | Eog Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
class I | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.55%
class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.92%
class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.81%
class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.28%
class I | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.56%
class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.94%
class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.31%